Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Share-Based Payment Arrangements Information	The expense is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Share-based payments	(25.4)	(4.4)	(9.1)
Total included in profit or loss for the year	(25.4)	(4.4)	(9.1)

Schedule of Movement of Share Awards Under Gold Fields Limited 2012 Share Plan	The following table summarises the movement of share awards under the Gold Fields Limited share plans during the years ended
31 December 2025, 2024 and 2023:

	2025	2024	2023
	Performance (PS) and Restricted (RS) Shares	Performance Shares (PS)	Performance Shares (PS)

Outstanding at beginning of the year	1,529,304	2,347,489	2,986,790
Movement during the year:
Granted	3,205,497	886,257	790,833
Exercised and released	-519,832	-1,005,541	-1,322,084
Forfeited	-408,805	-698,901	-108,050
Outstanding at end of the year	3,806,164	1,529,304	2,347,489

Schedule of Fair Value of Equity Instruments Granted	The fair value of equity instruments granted during the year ended 31 December 2025, 2024 and 2023 were valued using the
Monte Carlo simulation model:

	2025	2024	2023

Monte Carlo simulation
Performance shares
The inputs to the model for awards granted during the year were as follows:
– weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.3%	53.2%	51.7%
– expected term (years)	3 years	3 years	3 years
– dividend yield[1]	n/a	n/a	n/a
– average three-year risk free interest rate (based on US interest rates)	4.1%	3.2%	1.8%
– weighted average fair value (United States dollars)	15.2	14.1	9.8

[1]There is no dividend yield applied to the Monte Carlo simulation model as the performance conditions follow a total shareholder return method.